Exhibit 99.1
KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Navient Corporation (the “Company”)
Navient Education Loan Funding, LLC (the “Responsible Party”)
Navient Education Loan Solutions, LLC
Barclays Capital Inc. (the “Structuring Agent”)
Atlas SP Partners, L.P.
BofA Securities, Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)
Re: Navient Education Loan Trust 2026-A – Data Files Procedures
We have performed the procedures described below on the specified attributes in
(i)
an electronic data file entitled “NAVEL 2026-A Loan Tape.xlsx” provided by the Responsible Party on March 18, 2026, containing information on 25,149 student loans (the “Student Loans”) as of March 2, 2026 (the “Cutoff Date”) (the “Initial Data File”) and

(ii)
an electronic data file entitled “NAVEL 2026-A Loan Tape.xlsx” provided by the Responsible Party on April 12, 2026, containing certain updated information on 25,149 Student Loans as of the Cutoff Date, which we were informed are intended to be included as collateral in the offering by Navient Education Loan Trust 2026-A (the “Data File,” together with the Initial Data File, the “Data Files”).

The Responsible Party is responsible for the specified attributes identified by the Responsible Party in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “reporting threshold” means that dollar amounts were within $1.00, Current Principal Balances were within $2.00, First Payment Dates were within two (2) days, and Remaining Terms were within one (1) month.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans/Final Selected Student Loans (defined below).

•
The term “Capitalized Interest Balance Supplemental File” means an electronic data file entitled “EDW Results for Capitalized Interest Balance as of 20260302.xlsx,” provided by the Responsible Party on April 8, 2026, containing the Capitalized Interest Balance for the Selected Student Loans/Final Selected Student Loans.

•
The term “Remaining Amortizing Term Supplemental File” means an electronic data file entitled “EDW Results for Remaining Amortizing Term as of 20260302.xlsx,” provided by the Responsible Party on April 8, 2026, containing the Remaining Amortizing Term for the Selected Student Loans/Final Selected Student Loans.

•
The term “Earnest Loan ID Mapping” means an electronic data file entitled “NAVEL 2026-A Sample Selection - UPDATED mapping.xlsx,” provided by the servicer, Earnest Operations LLC (“Earnest”), on behalf of the Responsible Party, on March 26, 2026, containing the loan numbers for the Selected Student Loans/Final Selected Student Loans.

•
The term “Verify Report Page” means an electronic file, provided by Earnest, containing certain information from Earnest’s internal application verification tool such as loan number, school type, school name, and school degree for the Selected Student Loans/Final Selected Student Loans.

•
The term “Earnest Internal Tools Page” means screenshots containing information from Earnest’s internal application underwriting tool related to original FICO score and underwritten FICO for the Selected Student Loans/Final Selected Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in Title IV federal student aid programs that we were instructed by the Responsible Party to download from the “Federal Student Aid Website” (https://fsapartners.ed.gov/knowledge-center/ library/electronic-announcements/2026-02-04/2026-27-federal-school-code-list-participating-schools-february-2026).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Responsible Party to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/) and the “International Schools That Participate in the Federal Student Loan Programs” (https://studentaid.gov/sites/default/files/international-schools-in-federal-loan-programs.pdf).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information for certain Selected Student Loans/Final Selected Student Loans extracted from the FDR System.
•	The term “Loan Files” means the following information sources provided by the Responsible Party or Earnest, on behalf of the Responsible Party:
‒	Loan Agreement
‒	Capitalized Interest Balance Supplemental File
‒	Remaining Amortizing Term Supplemental File

−	Earnest Loan ID Mapping
−	Verify Report Page
−	Earnest Internal Tools Page
−	Title IV Federal School Code List
−	Accredited Programs List
−	Amortized Payment History Schedule, and
−
the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CR Screen, #NM CS Screen, #NPO Screen, #NM SA2 Screen, #NM LL Screen, and #HDI Screen.

The Loan Files were represented by the Responsible Party or Earnest, on behalf of the Responsible Party, to be copies of the original Loan Files or electronic records contained within the respective system or website.
•	The term “Instructions” means the instructions provided by the Responsible Party pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.
•	The term “Provided Information” means the Loan Files and Instructions.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Initial Data File using a random sampling tool and utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Initial Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Loan Files documents are listed in the order of priority.

Attributes	Loan Files/Instructions
Loan Number	“Application ID” field in the Verify Report Page or “Borrower” field in the Loan Agreement
Loan Type	Loan Agreement
Borrower State	“Address” field on #BS1 Screen or any notations related to address changes on #CIS Screen
Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information, and “CALC ANN RATE:CASH” field on #NM SA2 Screen

Attributes	Loan Files/Instructions
Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and Instructions
Loan Status	“CURR LOAN STAT” column on #EDH Screen, “MISC FIELD 2” column on #BS3 Screen and Instructions
First Payment Date	“#12” field on #NM CC Screen, “RPMT BEGIN DT” field on #EDH Screen, “1st ACTIVE DATE” field on #BS5 Screen and Instructions
Original Loan Balance	“TOTALDISB” field within “DISBMNTS” tab on #HDI Screen or “FINANCIAL INSTITUTION” field on #NM CC Screen
Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen or “MEMO TEXT” field on #CMS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on #CSS Screen, “CYCLE DATE” on #CSS Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “PRINCIPAL PAID” field in the Amortized Payment History Schedule, and Instructions

Original Maturity Date
“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen, and “EQUITY MATURITY DATE” field on #NM LL Screen

Remaining Term	“MATURITY DT” field and “DUE DATE” field on #EDH Screen, notation of status change on #CIS Screen, and Instructions
School Type	“School” field in the “Eligibility/Rate Check” section of the Verify Report Page, Title IV Federal School Code List and Instructions
School Name	“School” field in the “Eligibility/Rate Check” section of the Verify Report Page
School Degree	“Degree Type” field in the “Eligibility/Rate Check” section of the Verify Report Page and Instructions.
Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen
Underwritten FICO
“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen, or “Score” field in the “FICO” section of the Earnest Internal Tools Page
Consider the Underwritten FICO to be the higher value between the values listed in the “EDS SCR01” field and “EDS SCR02” field.

Repayment Status	“CURR LOAN PHASE” column on #EDH Screen, “MISC FIELD 2” column on #BS3 Screen, “ORIG STMT STATUS” field on #ED2 Screen and Instructions

Attributes	Loan Files/Instructions
Loan Start Date	“#12” field on #NM CC Screen
Original Step Up Date	“CLOSING COSTS BILLED DATE” field on #NM LL Screen, “RPMT BEGIN DT” field on #EDH Screen, or notation of closing costs billed date change on #CIS Screen
Capitalized Interest Balance	“loan_cptz_int_amount” column in Capitalized Interest Balance Supplemental File
Remaining Amortizing Term	“MATURITY DT” field on #EDH Screen, “rpmt_prin_int_rmng_term_ cnt“ column in Remaining Amortizing Term Supplemental File and Instructions
Days Past Due	“CYCLE DATE” field on #CSS Screen and Instructions
Interim Status End Date
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on the #BS3 Screen, “CYCLE DATE” on #CSS Screen, “RPMT BEGIN DT” field on #EDH Screen, or “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and Instructions

Contractual Interest Rate	“INT RT” column on #EDH Screen, “AUTO PAY FLAG” field, “AUTO-PAY STRT DT” field on #NM AF Screen, “DDD RATE” field on “DDDBenefit” tab on #HDI Screen, and Instructions
Cosigner Flag	“SECONDARY SSN#” field on #NM CR Screen and Instructions Consider a value other than all zeros to be “Y”.
Autopay Discount	“DDD_RATE” field within “DDDBenefit” tab on #HDI Screen
Short Term Interest Only Forbearance	“CURR LOAN STAT” column on #EDH Screen and Instructions
Term Extension	“#2” field on #NM CC screen and Instructions
Loan Mod	“INTEREST RT (CP IC ID)” field on #NPO Screen and Instructions
Repayment Option Code	“Repayment Option” field in Loan Agreement
Education Major	“Major” field in the “Application” section of the Verify Report Page and Instructions
Original Borrower Residence	Loan Agreement
Title IV School
“School” field in the “Eligibility/Rate Check” section of the Verify Report Page, Accredited Programs List
Observe the School Name appeared in the Title IV Federal School Code List utilizing the Instructions.

We found such information to be in agreement without exception.

C.
As a result of a change in the calculation methodology for the Remaining Amortizing Term, the Responsible Party provided us the Data File. We compared the Initial Data File to the Data File and found that the 25,149 Student Loans and the Selected Student Loans from the Initial Data File remained in the Data File. The Selected Student Loans in the Data File constitute the Final Selected Student Loans, as listed in Exhibit A attached hereto.  We were instructed by the Responsible party to reperformed Procedure B on the Final Selected Student Loans in the Data File.

We found such information to be in agreement without exception.
Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 25,149 Student Loans in the Data Files does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Responsible Party and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Responsible Party, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
April 13, 2026

Exhibit A – The Selected Student Loans/ The Final Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2026A001	39	2026A039	77	2026A077	115	2026A115	153	2026A153
2	2026A002	40	2026A040	78	2026A078	116	2026A116	154	2026A154
3	2026A003	41	2026A041	79	2026A079	117	2026A117	155	2026A155
4	2026A004	42	2026A042	80	2026A080	118	2026A118	156	2026A156
5	2026A005	43	2026A043	81	2026A081	119	2026A119	157	2026A157
6	2026A006	44	2026A044	82	2026A082	120	2026A120	158	2026A158
7	2026A007	45	2026A045	83	2026A083	121	2026A121	159	2026A159
8	2026A008	46	2026A046	84	2026A084	122	2026A122	160	2026A160
9	2026A009	47	2026A047	85	2026A085	123	2026A123	161	2026A161
10	2026A010	48	2026A048	86	2026A086	124	2026A124	162	2026A162
11	2026A011	49	2026A049	87	2026A087	125	2026A125	163	2026A163
12	2026A012	50	2026A050	88	2026A088	126	2026A126	164	2026A164
13	2026A013	51	2026A051	89	2026A089	127	2026A127	165	2026A165
14	2026A014	52	2026A052	90	2026A090	128	2026A128	166	2026A166
15	2026A015	53	2026A053	91	2026A091	129	2026A129	167	2026A167
16	2026A016	54	2026A054	92	2026A092	130	2026A130	168	2026A168
17	2026A017	55	2026A055	93	2026A093	131	2026A131	169	2026A169
18	2026A018	56	2026A056	94	2026A094	132	2026A132	170	2026A170
19	2026A019	57	2026A057	95	2026A095	133	2026A133	171	2026A171
20	2026A020	58	2026A058	96	2026A096	134	2026A134	172	2026A172
21	2026A021	59	2026A059	97	2026A097	135	2026A135	173	2026A173
22	2026A022	60	2026A060	98	2026A098	136	2026A136	174	2026A174
23	2026A023	61	2026A061	99	2026A099	137	2026A137	175	2026A175
24	2026A024	62	2026A062	100	2026A100	138	2026A138	176	2026A176
25	2026A025	63	2026A063	101	2026A101	139	2026A139	177	2026A177
26	2026A026	64	2026A064	102	2026A102	140	2026A140	178	2026A178
27	2026A027	65	2026A065	103	2026A103	141	2026A141	179	2026A179
28	2026A028	66	2026A066	104	2026A104	142	2026A142	180	2026A180
29	2026A029	67	2026A067	105	2026A105	143	2026A143	181	2026A181
30	2026A030	68	2026A068	106	2026A106	144	2026A144	182	2026A182
31	2026A031	69	2026A069	107	2026A107	145	2026A145	183	2026A183
32	2026A032	70	2026A070	108	2026A108	146	2026A146	184	2026A184
33	2026A033	71	2026A071	109	2026A109	147	2026A147	185	2026A185
34	2026A034	72	2026A072	110	2026A110	148	2026A148	186	2026A186
35	2026A035	73	2026A073	111	2026A111	149	2026A149	187	2026A187
36	2026A036	74	2026A074	112	2026A112	150	2026A150	188	2026A188
37	2026A037	75	2026A075	113	2026A113	151	2026A151	189	2026A189
38	2026A038	76	2026A076	114	2026A114	152	2026A152	190	2026A190
(*) The Company has assigned a unique Student Loan Number to each student loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.

A-1

Exhibit A – The Selected Student Loans/ The Final Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2026A191	229	2026A229	267	2026A267	305	2026A305	343	2026A343
192	2026A192	230	2026A230	268	2026A268	306	2026A306	344	2026A344
193	2026A193	231	2026A231	269	2026A269	307	2026A307	345	2026A345
194	2026A194	232	2026A232	270	2026A270	308	2026A308	346	2026A346
195	2026A195	233	2026A233	271	2026A271	309	2026A309	347	2026A347
196	2026A196	234	2026A234	272	2026A272	310	2026A310	348	2026A348
197	2026A197	235	2026A235	273	2026A273	311	2026A311	349	2026A349
198	2026A198	236	2026A236	274	2026A274	312	2026A312	350	2026A350
199	2026A199	237	2026A237	275	2026A275	313	2026A313	351	2026A351
200	2026A200	238	2026A238	276	2026A276	314	2026A314	352	2026A352
201	2026A201	239	2026A239	277	2026A277	315	2026A315	353	2026A353
202	2026A202	240	2026A240	278	2026A278	316	2026A316	354	2026A354
203	2026A203	241	2026A241	279	2026A279	317	2026A317	355	2026A355
204	2026A204	242	2026A242	280	2026A280	318	2026A318	356	2026A356
205	2026A205	243	2026A243	281	2026A281	319	2026A319	357	2026A357
206	2026A206	244	2026A244	282	2026A282	320	2026A320	358	2026A358
207	2026A207	245	2026A245	283	2026A283	321	2026A321	359	2026A359
208	2026A208	246	2026A246	284	2026A284	322	2026A322	360	2026A360
209	2026A209	247	2026A247	285	2026A285	323	2026A323
210	2026A210	248	2026A248	286	2026A286	324	2026A324
211	2026A211	249	2026A249	287	2026A287	325	2026A325
212	2026A212	250	2026A250	288	2026A288	326	2026A326
213	2026A213	251	2026A251	289	2026A289	327	2026A327
214	2026A214	252	2026A252	290	2026A290	328	2026A328
215	2026A215	253	2026A253	291	2026A291	329	2026A329
216	2026A216	254	2026A254	292	2026A292	330	2026A330
217	2026A217	255	2026A255	293	2026A293	331	2026A331
218	2026A218	256	2026A256	294	2026A294	332	2026A332
219	2026A219	257	2026A257	295	2026A295	333	2026A333
220	2026A220	258	2026A258	296	2026A296	334	2026A334
221	2026A221	259	2026A259	297	2026A297	335	2026A335
222	2026A222	260	2026A260	298	2026A298	336	2026A336
223	2026A223	261	2026A261	299	2026A299	337	2026A337
224	2026A224	262	2026A262	300	2026A300	338	2026A338
225	2026A225	263	2026A263	301	2026A301	339	2026A339
226	2026A226	264	2026A264	302	2026A302	340	2026A340
227	2026A227	265	2026A265	303	2026A303	341	2026A341
228	2026A228	266	2026A266	304	2026A304	342	2026A342
(*) The Company has assigned a unique Student Loan Number to each student loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-2

Exhibit B – Instructions

Attribute	Instructions
Payment Frequency	Payment Frequency is considered to be:
a) “Bi-Weekly” if the 45th position of the “MISC 13” field on the #NM CS Screen is “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “0,” or
b) “Monthly” if the 45th position of the “MISC 13” field on the #NM CS Screen is not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “A” or “J.”
Loan Status	Loan Status is considered to be :

a)   “Repayment” if the “CURR LOAN STAT” field on the #EDH Screen is other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,”  “FX025,” “SOIOP,” or blank;

b) “Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSFP,” “SS**,” or “FORP”;
c) “Forbearance” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSF*”; or,
d) Otherwise, compare to the status contained in the “CURR LOAN STATUS” field on the #EDH Screen.
First Payment Date	Compare or recompute the First Payment Date as follows (Instructions are listed in order of priority until the attribute was agreed):
a) If the “MISC FIELD 2” on the #BS3 Screen was “CT010,” “CTIOP,” “F0025,” “FX025,” “P0000,” “PPIOP,” “SOIOP,” or is blank, use “1st ACTIVE DATE” field on the #BS5 Screen.

b)    If the “MISC FIELD 2” on the #BS3 Screen was “D***,” and “RPMT BEGIN DT” field on the #EDH Screen” was prior to or the same day as the “1st ACTIVE DATE” field on the #BS5 Screen, use “1st ACTIVE DATE” field on the #BS5 Screen.

c)   If the “MISC FIELD 2” on the #BS3 Screen was “D***,” and “RPMT BEGIN DT” field on the #EDH Screen was after the “1st ACTIVE DATE” field on the #BS5 Screen, recompute the First Payment Date as the first cycle date in the following month after the date in the “RPMT BEGIN DT” field on the #EDH Screen plus one day.

d)   If the cycle date was after the “RPMT BEGIN DT” field on the #EDH Screen, recompute the First Payment Date as the first cycle date after the date in the “RPMT BEGIN DT” field on the #EDH Screen plus one day.

Current Principal Balance	Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):
a) Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.

Exhibit B – Instructions
Attribute	Instructions
b) Compare to the amount in the “CUR BAL” field on the #BS Screen.
c) Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
d) Recompute the Current Principal Balance as follows:

i.    Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);

ii.    Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the “CYCLE DATE” on the #CSS Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen; and,

iii.    Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

Remaining Term	Recompute as follows:
(i) Subtract the Cutoff Date from either (1) the date one month after the “MATURITY DT” field on the #EDH Screen, or (2) the date indicated in the notation of status change on the #CIS Screen and
(ii) Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year).
If the Cutoff Date was later than the “DUE DATE” field on the #EDH Screen, subtract one month from (ii).
School Type
School Type is considered to be “N” (Not for profit) if the school name in the “School” field in the “Eligibility/Rate Check” section of the Verify Report Page is included in the Title IV Federal School Code List.

School Degree	School Degree is considered to be:

Exhibit B – Instructions
Attribute	Instructions
a) The most recent, highest completed degree, in the “Educations” section of the Verify Report Page;

b)   “Masters” or “MD” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively;

c) “NonGrad” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “incomplete_grads;” or
d) “High School” if (i) the school name in the “underwritten_education_ degree” field in the Data Files is a high school and (ii) the “parent_flag” field in the Data Files indicates “Y.”
Repayment Status	Repayment Status is considered to be :

a)   “Repayment” if the “CURR LOAN PHASE” field on the #EDH Screen is other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “FX025,” “SOIOP,” “PPIOP,” or blank;

b) “Repayment” if the “CURR LOAN PHASE” field on the #EDH Screen indicated “SSFP,” “SS**,” or “FORP;” or,
c) “Forbearance” if the “CURR LOAN PHASE” field on the #EDH Screen indicated “SSF*”.
d) Otherwise, compare to the status contained in the “CURR LOAN PHASE” field on the #EDH Screen.

For the Selected Student Loans/Final Selected Student Loans with Repayment Status changed after the Cutoff Date, compare to the status contained in the “ORIG STMT STATUS” field on the #ED2 Screen corresponding to the immediate prior cycle date

Remaining Amortizing Term	Recompute as follows (Instructions are listed in order of priority until the attribute was agreed):

a)   If the “RPMT_OPT_CD” field in the Data Files is “full_principal_and_interest”, calculate the Remaining Amortizing Term as the difference between the “MATURITY DATE” field on the #EDH Screen and the Cutoff Date. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

b) If the “RPMT_OPT_CD” field in the Data Files is not “full_principal_and_interest”, consider the “BORROWER_STATUS” field in the Data Files and recompute as follows:

Exhibit B – Instructions
Attribute	Instructions

i. If the “BORROWER_STATUS” field in the Data Files is equal to “repayment”, recompute using step a) above.

ii.    If the “BORROWER_STATUS” field in the Data Files is equal to “school” or “grace”, calculate the Remaining Amortizing Term as the difference between the “RPMT BEGIN DT” field on the #EDH Screen and the “MATURITY DATE” field on the #EDH Screen. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

iii.   If the “BORROWER_STATUS” field in the Data Files is equal to “deferment” or “forbearance”, calculate the Remaining Amortizing Term as the difference between the “RPMT BEGIN DT” field on the #EDH Screen and the next cycle date after the “MATURITY DATE” field on the #EDH Screen. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

c) Compare the Remaining Amortizing Term to the “rpmt_prin_int_rmng_term_cnt“ column in Remaining Amortizing Term Supplemental File
For the Selected Student Loan #176, we were instructed by the Responsible Party to agree the Remaining Amortizing Term in the Initial Data File to the Loan Files using steps (a), (b) and (c).
For the Final Selected Student Loan #176, we were instructed by the Responsible Party to agree the Remaining Amortizing Term in the Data File to the Loan Files using steps (a) and (c).
Days Past Due	Recompute Days Past Due as the sum of:
a) If there was a payment posted in the “PAYMENT” field during the cycle date encompassing the Cutoff Date on the #CSS Screen, 0
b) With any cycle after the latest payment posted, the difference between the Cutoff Date and the last “CYCLE DATE” on the #CSS Screen where a payment was posted.
Interim Status End Date	Interim Status End Date is considered to be (Instructions are listed in order of priority until the attribute was agreed):
a) If the “CURR LOAN STAT” field on the #EDH Screen is “RPMT” or begins with “SS”, then 0.
b) If the “CURR LOAN STAT” field on the #EDH Screen is “SCHL” or “GRCE,” then “CYCLE DATE” on the #CSS Screen after the date in “RPMT BEGIN DT” field on the #EDH Screen.
c) If the “CURR LOAN STAT” field on the #EDH Screen begins with “D” or “F”,

Exhibit B – Instructions
Attribute	Instructions
then the second date listed in “RULS MIN PAY” field on the #NPO Screen.
Contractual Interest Rate	Compare or recompute Contractual Interest Rate as follows:

a)   If the “AUTO-PAY STRT DT” field on the #NM AF Screen is before the Cutoff Date, add the Autopay Discount in the “DDD_RATE” field within the “DDDBenefit” tab on #HDI Screen to the “INT RT” column on #EDH Screen; or

b) Compare to the “INT RT” column on #EDH Screen
Cosigner Flag	Consider the Cosigner Flag as follows:
a) If the SECONDARY SSN#” field on #NM CR Screen is not equal to 0, “Y”.
b) Otherwise, “N”
Short Term Interest Only Forbearance	Consider the Short Term Interest Only Forbearance as follows:
a) If the “CURR LOAN STAT” column on #EDH Screen is equal to “SSFP”, “Y”.
b) Otherwise, “N”.
Term Extension	Consider the Term Extension as follows:
a) If there is a value of “Y” or “E: to the right of “#2” field and on the left of “#3: field, “Y”
b) Otherwise, “N”
Loan Mod	Consider the Loan Mod as follows:
a) If there a code begins with “SCRR” under the “INTEREST RT” field with value “(CP IC ID)”, “Y”
b) Otherwise, “N”
Education Major
Consider the Education Major as blank if (i) the application type in the “application type” field in Verify Report Page indicates “Parent” and  (ii) the “parent_flag” field in the Data Files indicates “Y.”

Title IV School	Instructions are listed in order of priority until the attribute was agreed:

a)   Compare the school name under the “underwritten_school_name” field in the Data Files to the corresponding information on the Title IV Federal School Code List. If the school name is present, Title IV School is deemed to be “True”;

b)   Compare the U.S. Department of Education’s Office of Postsecondary Education (OPE) code under the “underwritten_education_opeid” field in the Data Files to the “School Code” field in the Title IV Federal School Code

Exhibit B – Instructions
Attribute	Instructions

List. If the OPE Code is present, Title IV School is deemed to be “True”;

c)   Observe whether the school name under the “underwritten_school_name” field in the Data Files appeared in the “Institution_Name” field in the Accredited Programs List. If the school name is present, Title IV School is deemed to be, “True”;

d)   Observe whether the school name under the “underwritten_school_name” field in the Data Files appears in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page for the Selected Student Loans/Final Selected Student Loans. If the school name is present, Title IV School is deemed to be “True”;

e) Otherwise, “False”

In the event the school name in the “underwritten_school_name” field in the Data Files indicates the school is a satellite campus, but the Title IV Federal School Code List or the Accredited Programs List designation is not available at the satellite campus level, compare the name of the college or university to which the satellite campus relates to the Title IV Federal School Code List or the Accredited Programs List.